Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 30, 2016	Nov. 22, 2016	Nov. 21, 2016	Nov. 08, 2016	Dec. 31, 2015	Aug. 21, 2015	Aug. 20, 2015	Nov. 08, 2010
Accounts receivable, reserves for uncollectable accounts	$ 45,542	$ 64,824					$ 92,863
Debt discount, current	$ 1,513,042	$ 1,803,742
Preferred stock, par value (in dollars per share)		$ 0.001
Preferred stock, shares authorized (in shares)		5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001					$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000					200,000,000	200,000,000	95,000,000
Common stock, issued (in shares)	20,779,503	18,327,263					3,342,391
Common stock, outstanding (in shares)	20,779,503	18,327,263					3,342,391
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000								350,000
Preferred stock, shares issued (in shares)	0	0					0
Preferred stock, shares outstanding (in shares)	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001					$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000					5,000,000
Preferred stock, shares issued (in shares)	0	0					0
Preferred stock, shares outstanding (in shares)	0	0					0
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0					0
Preferred stock, shares outstanding (in shares)	0	0					0
Series D Convertible Preferred Stock [Member]
Preferred stock, liquidation value	$ 1,233,000	$ 1,233,000
Preferred stock, par value (in dollars per share)				$ 1,000	$ 5,500	$ 5,500
Preferred stock, shares issued (in shares)	1,233	1,233					0
Preferred stock, shares outstanding (in shares)	1,233	1,233		3,421	622		0
Series E Convertible Preferred Stock [Member]
Preferred stock, liquidation value	$ 0	$ 500
Preferred stock, par value (in dollars per share)				$ 0.001
Preferred stock, shares issued (in shares)	0	500,000					0
Preferred stock, shares outstanding (in shares)	0	500,000					0
Series F Convertible Preferred Stock [Member]
Preferred stock, liquidation value	$ 843,000	$ 1,233,000					$ 0
Preferred stock, par value (in dollars per share)			$ 1,000
Preferred stock, shares issued (in shares)	843	1,233					0
Preferred stock, shares outstanding (in shares)	843	1,233					0